LONG-TERM DEBT (Tables)	12 Months Ended
Jan. 30, 2016
Debt Disclosure [Abstract]
Schedule of Long-Term Debt Instruments Table
Long-term debt at January 30, 2016 and January 31, 2015 consists of the following:

	As of January 30, 2016		As of January 31, 2015
(in millions)	Principal	Unamortized Debt Premium and Issuance Costs	Principal	Unamortized Debt Issuance Costs
Senior Notes, fixed interest rates payable
semi-annually, January 15 and July 15	$—	$—	$750.0	$3.3
$750.0 million Unsecured Credit Agreement, interest
payable at LIBOR, plus 0.90%, which was 1.33%
at January 30, 2016	—	—	—	0.9
Forgivable Promissory Note, interest payable
beginning in November 2017 at a rate of 1%,
principal payable beginning November 2017	7.0	—	7.0	—
5.25% Acquisition Notes, due 2020	750.0	11.1	—	2.3
5.75% Acquisition Notes, due 2023	2,500.0	40.1	—	7.8
Term Loan A, interest payable at LIBOR, plus 2.25%,
which was 2.68% at January 30, 2016	975.0	3.6	—	0.4
Term Loan B-1, interest payable at the higher of
LIBOR or 0.75% plus 2.75%, which was 3.50% at
January 30, 2016	2,283.5	42.6	—	49.8
Term Loan B-2, fixed interest rate of 4.25%	650.0	12.0	—	—
Secured Senior Notes, fixed interest rate of 5.00%	300.0	(10.7)	—	—
$1.25 billion Revolving Credit Facility, interest
payable at LIBOR, plus 2.25%, which was 2.68%
at January 30, 2016	—	20.4	—	9.8
Total	$7,465.5	$119.1	$757.0	$74.3